Quarterly Holdings Report
for
Fidelity® High Income Central Fund
November 30, 2025
HICII-NPRT1-0126
1.861968.117
Alternative Funds - 2.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $36,731,584)	3,707,926	34,667,256

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.4045% 4/15/2037 (d)(e)(f)	250,000	251,275
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (d)(e)(f)	121,000	120,169
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (d)(e)(f)	314,000	322,688
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (d)(e)(f)	543,000	546,513
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (d)(e)(f)	150,000	149,887
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (d)(e)(f)	214,000	215,943
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.265% 8/8/2032 (d)(e)(f)	2,000,000	1,987,348
Sandstone Peak III Ltd Series 2024-1A Class D2A, CME Term SOFR 3 month Index + 5.25%, 9.108% 4/25/2037 (d)(e)(f)	1,000,000	1,008,861
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,602,684
TOTAL ASSET-BACKED SECURITIES (Cost $4,594,180)		4,602,684

Bank Loan Obligations - 8.9%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (e)(f)(g)	6,541,960	4,252,274
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (e)(f)(g)	794,886	796,539
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (e)(f)(g)	1,922,675	1,533,333
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.484% 12/2/2031 (e)(f)(g)	1,667,421	1,665,137
UNITED STATES - 8.4%
Communication Services - 2.4%
Diversified Telecommunication Services - 1.4%
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (e)(f)(g)	9,637,426	10,087,205
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (e)(f)(g)	4,829,150	4,797,181
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (e)(f)(g)	3,276,393	3,254,278
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (e)(f)(g)	3,065,000	3,047,774
		21,186,438
Entertainment - 0.6%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (e)(f)(g)	2,951,219	2,930,944
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (e)(f)(g)	6,820,000	6,762,439
		9,693,383
Media - 0.4%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (e)(f)(g)	6,561,149	5,983,768
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (e)(f)(g)(h)	225,000	223,125
		6,206,893
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 1/30/2031 (e)(f)(g)	420,750	423,380
TOTAL COMMUNICATION SERVICES		37,510,094

Consumer Discretionary - 1.1%
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (e)(f)(g)	3,212,531	3,218,956
Diversified Consumer Services - 0.9%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (e)(f)(g)	9,027,846	7,348,667
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (f)(g)	5,048,972	5,061,595
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 5/15/2028 (e)(f)(g)	1,863,946	1,867,208
		14,277,470
Hotels, Restaurants & Leisure - 0.0%
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/27/2032 (e)(f)(g)	139,650	140,160
TOTAL CONSUMER DISCRETIONARY		17,636,586

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.3779% 12/13/2028 (e)(f)(g)	661,188	662,840
Food Products - 0.4%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (e)(f)(g)(i)	1,837,875	55,136
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (e)(f)(g)(i)	293,500	134,717
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (e)(f)(g)(i)	243,716	111,865
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (e)(f)(g)	1,031,836	982,824
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (e)(f)(g)(j)	1,357,753	1,099,780
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (e)(f)(g)	3,175,000	3,182,938
		5,567,260
Personal Care Products - 0.1%
Opal US LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 6.9023% 4/23/2032 (e)(f)(g)	1,435,000	1,444,198
TOTAL CONSUMER STAPLES		7,674,298

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc 1LN, term loan 0% (f)(g)(i)(j)	1,710,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(g)(i)(j)	3,964,252	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(g)	4,656,600	2,077,495
		2,077,495
Financials - 0.6%
Capital Markets - 0.0%
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 9/5/2031 (e)(f)(g)	282,866	283,570
Financial Services - 0.4%
Cabazon Finance Authority 1LN, term loan 13% 11/23/2026 (f)(g)(j)	4,260,437	2,394,366
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.6657% 2/16/2032 (e)(f)(g)	2,095,000	2,073,611
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (e)(f)(g)	1,436,400	1,437,520
		5,905,497
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (e)(f)(g)	208,065	207,752
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/31/2032 (e)(f)(g)	505,000	506,894
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 5/6/2032 (e)(f)(g)	1,294,737	1,308,901
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (e)(f)(g)	546,306	548,186
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (e)(f)(g)	424,031	424,714
		2,996,447
TOTAL FINANCIALS		9,185,514

Health Care - 0.4%
Pharmaceuticals - 0.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (e)(f)(g)	6,776,763	6,685,276
Industrials - 1.4%
Aerospace & Defense - 0.2%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6601% 2/26/2032 (e)(f)(g)	2,925,943	2,934,165
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1.5199% 2/26/2032 (e)(f)(g)(k)	276,658	277,435
		3,211,600
Air Freight & Logistics - 0.6%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7657% 11/23/2028 (e)(f)(g)(j)	7,087,790	7,038,176
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.2657% 11/23/2029 (e)(f)(g)(j)	915,000	900,360
		7,938,536
Building Products - 0.2%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6657% 7/23/2031 (e)(f)(g)	2,557,461	2,544,673
Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/20/2032 (e)(f)(g)	1,865,000	1,871,770
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (e)(f)(g)	164,167	164,908
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (e)(f)(g)	5,046,625	4,918,744
		6,955,422
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (e)(f)(g)(k)	194,737	197,576
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.858% 12/21/2029 (e)(f)(g)	340,789	345,758
		543,334
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 3/25/2031 (e)(f)(g)	635,325	634,137
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (e)(f)(g)	174,125	174,604
TOTAL INDUSTRIALS		22,002,306

Information Technology - 1.8%
Communications Equipment - 0.2%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 12/17/2029 (e)(f)(g)	2,655,000	2,667,532
IT Services - 0.9%
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 3/20/2033 (e)(f)(g)	695,000	681,968
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	9,475,000	9,384,230
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (e)(f)(g)	4,252,207	4,137,397
		14,203,595
Software - 0.7%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/23/2032 (e)(f)(g)	25,000	25,437
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 11/22/2032 (e)(f)(g)	890,000	894,450
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (e)(f)(g)(j)	1,742,852	1,742,852
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 12/31/2031 (e)(f)(g)	2,899,670	2,357,200
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (e)(f)(g)	1,525,000	1,180,518
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (e)(f)(g)	730,000	707,187
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (e)(f)(g)	4,441,315	4,437,540
		11,345,184
TOTAL INFORMATION TECHNOLOGY		28,216,311

Materials - 0.2%
Chemicals - 0.2%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (e)(f)(g)	2,589,246	2,513,226
TOTAL UNITED STATES		133,501,106
TOTAL BANK LOAN OBLIGATIONS (Cost $151,829,355)		141,748,389

Common Stocks - 4.0%
	Shares	Value ($)
FRANCE - 0.3%
Communication Services - 0.3%
Media - 0.3%
Altice France Holding SA (j)	291,649	4,416,315
Altice France Holding SA rights (d)(j)(l)	8,044	92,685

TOTAL FRANCE		4,509,000
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	28,000	98,000
Studio City International Holdings Ltd ADR (d)(l)	25,434	89,019

TOTAL HONG KONG		187,019
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (j)(l)	261	243,536
UNITED STATES - 3.7%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (l)	8,204	32,242
Main Street Sports Group (j)	1,441	5,523
		37,765
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (j)(l)	32,168	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(j)(l)	1,330,466	332,617
TOTAL CONSUMER DISCRETIONARY		332,617

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(j)(l)	228,430	1,327,179
Southeastern Grocers LLC rights (j)(l)	687,397	26,932
		1,354,111
Energy - 3.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (j)(l)	72,087	1
KLX Energy Services Holdings Inc warrants 3/12/2030 (l)	56,003	92,477
Noble Corp PLC Tranche 1 warrants 2/4/2028 (l)	27,051	321,979
Noble Corp PLC Tranche 2 warrants 2/4/2028 (l)	27,051	243,459
Superior Energy Services Inc Class A (j)(l)	15,005	990,180
		1,648,096
Oil, Gas & Consumable Fuels - 3.1%
EP Energy Corp (j)(l)	218,900	358,996
Expand Energy Corp	31,281	3,814,092
Mesquite Energy Inc (j)(l)	214,437	43,895,192
New Fortress Energy Inc Class A (l)(m)	210,800	257,176
Tribune Resources Inc (j)	182,155	241,355
		48,566,811
TOTAL ENERGY		50,214,907

Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (j)	1,785	40,912
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc	23,621	479,034
Utilities - 0.4%
Electric Utilities - 0.4%
PG&E Corp	350,590	5,651,511
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (j)(l)	2,832	636
TOTAL UTILITIES		5,652,147

TOTAL UNITED STATES		58,111,493
TOTAL COMMON STOCKS (Cost $32,386,606)		63,051,048

Convertible Corporate Bonds - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (f)	3,538,306	8,347,133
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (j)	1,804,866	1,964,958
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	40,000	44,380
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 2.5% 6/15/2031 (d)	255,000	432,066
Wolfspeed Inc 2.5% 6/15/2031	225,000	381,234
		813,300
TOTAL UNITED STATES		11,169,771
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,110,233)		11,169,771

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
UNITED STATES - 1.2%
Financials - 1.2%
Capital Markets - 0.3%
KKR & Co Inc Series D 6.25%	85,600	4,259,456
Financial Services - 0.9%
Acrisure Holdings Inc Series A-2 (j)	546,507	14,624,527
TOTAL FINANCIALS		18,883,983

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,439,889)		18,883,983

Non-Convertible Corporate Bonds - 75.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	1,268,000	1,223,101
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (d)	1,701,000	1,757,015
Mineral Resources Ltd 7% 4/1/2031 (d)	945,000	982,209
Mineral Resources Ltd 8% 11/1/2027 (d)	2,600,000	2,657,967
Mineral Resources Ltd 8.5% 5/1/2030 (d)	680,000	706,711

TOTAL AUSTRALIA		7,327,003
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	1,745,000	1,543,298
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (d)	8,435,000	8,445,544
CANADA - 1.8%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	7,280,000	6,937,016
Industrials - 0.6%
Aerospace & Defense - 0.3%
Bombardier Inc 7% 6/1/2032 (d)	1,670,000	1,759,560
Bombardier Inc 7.25% 7/1/2031 (d)	2,145,000	2,284,797
Bombardier Inc 7.875% 4/15/2027 (d)	425,000	426,257
		4,470,614
Commercial Services & Supplies - 0.2%
Garda World Security Corp 8.25% 8/1/2032 (d)	2,495,000	2,550,434
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	995,000	1,065,663
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (d)	2,110,000	2,098,611
TOTAL INDUSTRIALS		10,185,322

Information Technology - 0.4%
Software - 0.4%
Open Text Holdings Inc 4.125% 12/1/2031 (d)	2,900,000	2,695,810
Open Text Holdings Inc 4.125% 2/15/2030 (d)(m)	3,070,000	2,926,853
		5,622,663
Materials - 0.4%
Metals & Mining - 0.4%
Hudbay Minerals Inc 6.125% 4/1/2029 (d)	4,575,000	4,634,416
New Gold Inc 6.875% 4/1/2032 (d)	1,805,000	1,919,669
		6,554,085
TOTAL CANADA		29,299,086
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	3,172,000	578,890
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)(n)	1,425,000	1,465,229
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)(n)	1,425,000	1,492,384

TOTAL DENMARK		2,957,613
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	1,770,000	1,720,788
FRANCE - 2.7%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Altice France SA 6.5% 10/15/2031 (d)	1,748,127	1,670,691
Altice France SA 6.5% 4/15/2032 (d)	8,300,967	8,076,253
Altice France SA 6.875% 10/15/2030 (d)	7,153,349	7,048,465
Altice France SA 6.875% 7/15/2032 (d)	13,465,279	13,124,802
		29,920,211
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Opal Bidco SAS 6.5% 3/31/2032 (d)	6,735,000	6,942,546
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)	1,100,000	1,171,131
Financials - 0.3%
Financial Services - 0.3%
Iliad Holding SAS 7% 4/15/2032 (d)	2,390,000	2,463,693
Iliad Holding SAS 8.5% 4/15/2031 (d)	2,330,000	2,502,686
		4,966,379
TOTAL FRANCE		43,000,267
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Tullow Oil PLC 10.25% 5/15/2026 (d)	2,802,000	2,023,548
HONG KONG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Melco Resorts Finance Ltd 6.5% 9/24/2033 (d)	1,730,000	1,709,878
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (d)	3,290,000	3,138,974
TOTAL HONG KONG		4,848,852
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	1,690,000	1,753,595
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,705,000	2,807,162
LUXEMBOURG - 0.4%
Communication Services - 0.3%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (d)	3,790,000	2,529,825
Wireless Telecommunication Services - 0.1%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)	1,799,000	1,713,744
TOTAL COMMUNICATION SERVICES		4,243,569

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)	1,585,000	1,641,680
Materials - 0.0%
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (d)(f)	2,711,380	27,114
TOTAL LUXEMBOURG		5,912,363
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (d)	1,930,000	1,917,899
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (d)	1,465,000	1,519,016
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	2,310,000	2,329,612
SPAIN - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)	1,134,000	1,108,159
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	3,935,000	3,789,141
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	3,005,000	2,043,400
TOTAL SWITZERLAND		5,832,541
UNITED KINGDOM - 1.0%
Communication Services - 0.4%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	2,390,000	2,228,400
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	3,040,000	2,778,030
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	1,155,000	1,065,784
		3,843,814
TOTAL COMMUNICATION SERVICES		6,072,214

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	440,000	462,516
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	675,000	723,789
		1,186,305
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (d)	2,730,000	2,973,988
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	4,540,000	4,540,632
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	1,705,000	1,754,018
		6,294,650
TOTAL UNITED KINGDOM		16,527,157
UNITED STATES - 66.8%
Communication Services - 9.8%
Diversified Telecommunication Services - 3.0%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)	2,195,000	2,115,430
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	3,064,000	3,003,629
Cipher Compute LLC 7.125% 11/15/2030 (d)	1,080,000	1,097,215
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	11,955,000	11,997,129
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,475	624,541
Frontier Communications Holdings LLC 6% 1/15/2030 (d)	2,905,000	2,949,371
Level 3 Financing Inc 4% 4/15/2031 (d)(m)	3,590,000	3,159,187
Level 3 Financing Inc 4.5% 4/1/2030 (d)(m)	7,180,000	6,614,576
Level 3 Financing Inc 4.875% 6/15/2029 (d)	4,020,000	3,829,050
Level 3 Financing Inc 6.875% 6/30/2033 (d)	4,395,000	4,475,811
Level 3 Financing Inc 7% 3/31/2034 (d)	3,065,000	3,139,296
Lumen Technologies Inc 4.125% 4/15/2029 (d)	2,787,950	2,756,586
Lumen Technologies Inc 4.125% 4/15/2030 (d)	2,788,130	2,764,291
		48,526,112
Entertainment - 0.6%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (d)	7,650,000	3,289,499
ROBLOX Corp 3.875% 5/1/2030 (d)	5,845,000	5,588,572
		8,878,071
Media - 6.2%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(m)	3,660,000	3,101,219
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(m)	3,905,000	3,430,567
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)	5,130,000	4,886,208
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)	1,690,000	1,776,302
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)	2,940,000	2,908,073
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)	1,520,000	1,520,444
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(m)	2,160,000	2,275,782
CMG Media Corp 8.875% 6/18/2029 (d)	3,360,000	2,755,200
CSC Holdings LLC 3.375% 2/15/2031 (d)	4,055,000	2,251,897
CSC Holdings LLC 4.125% 12/1/2030 (d)	2,140,000	1,220,563
CSC Holdings LLC 4.5% 11/15/2031 (d)	2,425,000	1,371,060
CSC Holdings LLC 4.625% 12/1/2030 (d)	8,995,000	3,212,461
CSC Holdings LLC 5% 11/15/2031 (d)	2,290,000	791,450
CSC Holdings LLC 5.75% 1/15/2030 (d)	4,090,000	1,510,894
DISH DBS Corp 5.125% 6/1/2029	10,520,000	8,903,787
Dotdash Meredith Inc 7.625% 6/15/2032 (d)	2,645,000	2,395,524
EchoStar Corp 10.75% 11/30/2029	14,966,531	16,500,601
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (f)	10,364,434	10,763,879
EW Scripps Co/The 9.875% 8/15/2030 (d)	1,745,000	1,758,539
Gray Media Inc 5.375% 11/15/2031 (d)	2,970,000	2,233,602
Lamar Media Corp 4.875% 1/15/2029	1,980,000	1,975,977
Nexstar Media Inc 5.625% 7/15/2027 (d)	2,780,000	2,782,166
Scripps Escrow II Inc 5.375% 1/15/2031 (d)	1,130,000	875,116
Sirius XM Radio LLC 4.125% 7/1/2030 (d)(m)	2,480,000	2,348,225
Sirius XM Radio LLC 5% 8/1/2027 (d)	4,130,000	4,130,926
Univision Communications Inc 7.375% 6/30/2030 (d)(m)	2,885,000	2,926,645
Univision Communications Inc 8.5% 7/31/2031 (d)(m)	3,815,000	3,946,599
Univision Communications Inc 9.375% 8/1/2032 (d)	2,385,000	2,531,825
Versant Media Group Inc 7.25% 1/30/2031 (d)(m)	1,570,000	1,613,004
		98,698,535
TOTAL COMMUNICATION SERVICES		156,102,718

Consumer Discretionary - 6.8%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)	1,215,000	1,222,453
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)	1,600,000	1,615,909
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	1,425,000	1,481,259
Hertz Corp/The 4.625% 12/1/2026 (d)	1,905,000	1,855,309
Hertz Corp/The 5% 12/1/2029 (d)	2,865,000	1,971,798
Hertz Corp/The 5.5% (i)(j)(o)	3,155,000	165,637
Hertz Corp/The 6% (i)(j)(o)	3,900,000	624,000
Hertz Corp/The 6.25% (i)(j)(o)	2,880,000	180,000
Hertz Corp/The 7.125% (i)(j)(o)	3,980,000	676,600
Nesco Holdings II Inc 5.5% 4/15/2029 (d)(m)	1,770,000	1,747,836
Patrick Industries Inc 6.375% 11/1/2032 (d)(m)	2,740,000	2,806,278
		14,347,079
Broadline Retail - 0.3%
Macy's Retail Holdings LLC 6.125% 3/15/2032 (d)(m)	1,065,000	1,070,068
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	1,515,000	1,434,760
Wayfair LLC 6.75% 11/15/2032 (d)	1,050,000	1,071,371
Wayfair LLC 7.25% 10/31/2029 (d)(m)	1,370,000	1,425,138
		5,001,337
Diversified Consumer Services - 0.5%
Service Corp International/US 5.125% 6/1/2029 (m)	1,845,000	1,849,841
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)(m)	530,000	498,490
TKC Holdings Inc 10.5% 5/15/2029 (d)	5,139,000	5,270,091
		7,618,422
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp 5.75% 3/15/2030 (d)	1,865,000	1,916,785
Carnival Corp 5.75% 8/1/2032 (d)	3,845,000	3,941,560
Carnival Corp 5.875% 6/15/2031 (d)	2,350,000	2,419,680
Churchill Downs Inc 5.75% 4/1/2030 (d)	4,175,000	4,207,331
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	2,870,000	2,764,254
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	1,560,000	1,454,927
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	2,070,000	1,923,616
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)(m)	2,000,000	1,940,424
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	2,940,000	3,031,567
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(m)	1,350,000	1,400,005
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	1,245,000	1,198,313
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (d)	1,400,000	1,400,654
Lindblad Expeditions LLC 7% 9/15/2030 (d)	1,095,000	1,123,013
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)(m)	1,870,000	1,944,731
NCL Corp Ltd 7.75% 2/15/2029 (d)	2,975,000	3,156,514
NCL Finance Ltd 6.125% 3/15/2028 (d)	1,010,000	1,031,519
Papa John's International Inc 3.875% 9/15/2029 (d)	870,000	835,243
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)	3,420,000	3,418,501
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	3,205,000	3,299,922
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	1,805,000	1,867,722
Station Casinos LLC 4.625% 12/1/2031 (d)(m)	1,835,000	1,736,412
Yum! Brands Inc 4.625% 1/31/2032	3,210,000	3,160,696
		49,173,389
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)	1,380,000	1,307,550
LGI Homes Inc 7% 11/15/2032 (d)(m)	2,545,000	2,493,267
Tri Pointe Homes Inc 5.7% 6/15/2028 (m)	795,000	804,972
		4,605,789
Specialty Retail - 1.7%
Asbury Automotive Group Inc 4.5% 3/1/2028	681,000	677,594
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(m)	1,895,000	1,858,799
Asbury Automotive Group Inc 4.75% 3/1/2030 (m)	680,000	667,585
Asbury Automotive Group Inc 5% 2/15/2032 (d)	1,895,000	1,844,373
Bath & Body Works Inc 6.625% 10/1/2030 (d)(m)	2,695,000	2,738,543
Carvana Co 9% 6/1/2030 pay-in-kind (d)(f)	508,760	533,466
Carvana Co 9% 6/1/2031 pay-in-kind (d)(f)	695,892	782,649
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	1,275,000	1,309,792
Hudson Automotive Group 8% 5/15/2032 (d)	825,000	881,126
LBM Acquisition LLC 6.25% 1/15/2029 (d)	2,230,000	1,994,777
LBM Acquisition LLC 9.5% 6/15/2031 (d)	2,365,000	2,437,654
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)	3,390,000	3,337,617
Michaels Cos Inc/The 5.25% 5/1/2028 (d)	1,320,000	1,243,794
Park River Holdings Inc 8% 3/15/2031 (d)	655,000	676,649
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (d)(m)	1,610,000	1,622,329
Staples Inc 10.75% 9/1/2029 (d)	1,400,000	1,375,977
Victoria's Secret & Co 4.625% 7/15/2029 (d)	1,665,000	1,611,468
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)	1,425,000	1,453,382
		27,047,574
TOTAL CONSUMER DISCRETIONARY		107,793,590

Consumer Staples - 3.7%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)	4,145,000	4,169,302
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,705,000	1,634,622
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	7,985,000	7,924,852
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)	1,460,000	1,479,952
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)	3,580,000	3,608,870
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(m)	2,830,000	2,930,496
Performance Food Group Inc 4.25% 8/1/2029 (d)	1,500,000	1,472,753
Performance Food Group Inc 5.5% 10/15/2027 (d)	5,500,000	5,499,663
Performance Food Group Inc 6.125% 9/15/2032 (d)	2,610,000	2,685,147
US Foods Inc 4.75% 2/15/2029 (d)	3,210,000	3,195,050
US Foods Inc 6.875% 9/15/2028 (d)	2,660,000	2,751,235
US Foods Inc 7.25% 1/15/2032 (d)	1,575,000	1,659,426
		34,842,066
Food Products - 1.0%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (d)(f)	1,382,809	1,469,266
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)	2,555,000	2,665,828
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	1,215,000	1,278,072
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	785,000	840,723
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	2,290,000	2,221,594
Post Holdings Inc 4.625% 4/15/2030 (d)	625,000	608,759
Post Holdings Inc 6.25% 10/15/2034 (d)(m)	1,415,000	1,437,133
Post Holdings Inc 6.25% 2/15/2032 (d)	3,710,000	3,830,825
TreeHouse Foods Inc 4% 9/1/2028	860,000	851,454
		15,203,654
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (m)	1,675,000	1,605,389
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)	845,000	871,607
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (d)	1,490,000	1,587,310
TOTAL CONSUMER STAPLES		58,279,328

Energy - 8.6%
Energy Equipment & Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)(m)	2,500,000	2,515,350
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.5477% 3/12/2030 pay-in-kind (d)(e)(f)	2,816,645	2,619,480
Nabors Industries Inc 7.625% 11/15/2032 (d)	1,235,000	1,197,467
Nabors Industries Inc 8.875% 8/15/2031 (d)	845,000	825,143
SESI LLC 7.875% 9/30/2030 (d)	4,170,000	4,149,284
Transocean International Ltd 7.875% 10/15/2032 (d)	485,000	505,569
Transocean International Ltd 8.25% 5/15/2029 (d)	705,000	717,138
Transocean International Ltd 8.5% 5/15/2031 (d)	1,405,000	1,416,421
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)	1,600,000	1,614,341
WBI Operating LLC 6.5% 10/15/2033 (d)	1,590,000	1,589,228
		17,149,421
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources Inc 9.75% (i)(j)	1,099,000	0
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)	2,230,000	2,272,804
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)	2,120,000	2,254,192
California Resources Corp 8.25% 6/15/2029 (d)	3,615,000	3,782,284
Caturus Energy LLC 8.5% 2/15/2030 (d)	1,365,000	1,408,448
CNX Resources Corp 6% 1/15/2029 (d)	1,385,000	1,390,198
CNX Resources Corp 7.25% 3/1/2032 (d)(m)	2,285,000	2,382,908
CNX Resources Corp 7.375% 1/15/2031 (d)(m)	1,910,000	1,982,769
Comstock Resources Inc 5.875% 1/15/2030 (d)	4,570,000	4,440,206
Comstock Resources Inc 6.75% 3/1/2029 (d)(m)	3,395,000	3,405,294
Comstock Resources Inc 6.75% 3/1/2029 (d)	1,345,000	1,337,590
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)(m)	6,915,000	6,858,589
DBR Land Holdings LLC 6.25% 12/1/2030 (d)	1,465,000	1,483,767
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	1,520,000	1,528,662
DT Midstream Inc 4.125% 6/15/2029 (d)	2,995,000	2,940,361
DT Midstream Inc 4.375% 6/15/2031 (d)	2,995,000	2,929,385
EQT Corp 3.625% 5/15/2031 (d)	1,720,000	1,621,971
Excelerate Energy LP 8% 5/15/2030 (d)	1,695,000	1,805,848
Expand Energy Corp 4.75% 2/1/2032	1,760,000	1,740,593
Expand Energy Corp 5.375% 2/1/2029	1,350,000	1,353,062
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	2,020,000	2,044,446
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	725,000	736,349
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(m)	820,000	859,784
Harvest Midstream I LP 7.5% 9/1/2028 (d)	5,295,000	5,370,014
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	1,835,000	1,789,727
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	2,775,000	2,775,541
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	1,020,000	1,030,634
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)(m)	2,935,000	3,097,855
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)	4,415,000	4,537,485
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	3,325,000	3,117,305
Northern Oil & Gas Inc 7.875% 10/15/2033 (d)	1,315,000	1,279,758
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	2,065,000	2,111,455
ONEOK Inc 5.625% 1/15/2028 (d)(m)	1,060,000	1,082,704
ONEOK Inc 6.5% 9/1/2030 (d)	2,025,000	2,171,982
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	2,900,000	2,868,717
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	3,115,000	3,068,011
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(m)	3,500,000	3,679,174
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	3,085,000	3,092,712
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	3,510,000	3,597,480
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	2,755,000	2,700,131
Sunoco LP 5.625% 3/15/2031 (d)	795,000	799,523
Sunoco LP 5.875% 3/15/2034 (d)	2,295,000	2,309,784
Sunoco LP 6.25% 7/1/2033 (d)	4,420,000	4,539,883
Sunoco LP 7.25% 5/1/2032 (d)	1,490,000	1,572,478
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	2,370,000	2,362,100
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (d)	1,805,000	1,697,138
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (d)	585,000	535,956
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	1,765,000	1,825,545
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	2,625,000	2,751,374
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	1,655,000	1,803,413
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	1,695,000	1,888,381
		120,015,770
TOTAL ENERGY		137,165,191

Financials - 7.6%
Capital Markets - 1.6%
Aretec Group Inc 10% 8/15/2030 (d)	2,605,000	2,826,566
Coinbase Global Inc 3.375% 10/1/2028 (d)(m)	3,680,000	3,480,074
Coinbase Global Inc 3.625% 10/1/2031 (d)	5,785,000	5,142,889
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	3,140,000	3,244,135
Hightower Holding LLC 6.75% 4/15/2029 (d)	970,000	970,988
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	2,235,000	2,273,634
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	2,460,000	2,572,862
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)	2,690,000	2,833,722
MSCI Inc 4% 11/15/2029 (d)	2,265,000	2,222,628
		25,567,498
Consumer Finance - 0.5%
Ally Financial Inc 8% 11/1/2031	2,173,000	2,473,929
Ally Financial Inc 8% 11/1/2031	1,623,000	1,846,945
OneMain Finance Corp 7.125% 11/15/2031	1,655,000	1,724,333
OneMain Finance Corp 7.125% 3/15/2026	1,497,000	1,506,546
		7,551,753
Financial Services - 3.2%
Block Inc 2.75% 6/1/2026	2,680,000	2,657,481
Block Inc 3.5% 6/1/2031	2,855,000	2,678,160
Block Inc 5.625% 8/15/2030 (d)	1,665,000	1,696,525
Block Inc 6% 8/15/2033 (d)	1,315,000	1,351,499
Block Inc 6.5% 5/15/2032	3,355,000	3,506,220
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	6,185,000	6,568,161
Clue Opco LLC 9.5% 10/15/2031 (d)(m)	1,320,000	1,366,740
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)	1,750,000	1,772,218
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (d)	1,430,000	1,502,115
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	2,335,000	2,340,837
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,775,000	5,700,784
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030 (m)	2,840,000	2,745,302
NFE Financing LLC 12% 11/15/2029 (d)(i)	6,120,000	1,550,808
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)	2,150,000	2,237,845
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (d)(m)	4,415,000	4,538,585
Rocket Cos Inc 6.125% 8/1/2030 (d)	885,000	918,685
Rocket Cos Inc 6.375% 8/1/2033 (d)	2,320,000	2,429,430
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	1,100,000	1,130,621
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	4,050,000	4,204,868
		50,896,884
Insurance - 2.3%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	1,680,000	1,649,991
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	805,000	824,545
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	1,580,000	1,640,651
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	2,455,000	2,573,032
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	2,900,000	2,865,758
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)	1,445,000	1,486,493
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	9,545,000	9,576,021
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)	1,205,000	1,245,758
AmWINS Group Inc 4.875% 6/30/2029 (d)	1,400,000	1,365,447
Amynta Agency Borrower Inc and Amynta Warranty Borrower Inc 7.5% 7/15/2033 (d)	3,055,000	3,125,427
HUB International Ltd 7.25% 6/15/2030 (d)	5,960,000	6,244,799
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	2,720,000	2,812,525
Ryan Specialty LLC 5.875% 8/1/2032 (d)	910,000	930,244
		36,340,691
TOTAL FINANCIALS		120,356,826

Health Care - 5.9%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	1,470,000	1,311,902
Health Care Equipment & Supplies - 0.5%
Hologic Inc 3.25% 2/15/2029 (d)	2,525,000	2,494,613
Insulet Corp 6.5% 4/1/2033 (d)	625,000	652,783
Medline Borrower LP 3.875% 4/1/2029 (d)	3,000,000	2,912,281
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)(m)	2,455,000	2,539,256
		8,598,933
Health Care Providers & Services - 3.4%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(m)	1,105,000	1,126,070
AHP Health Partners Inc 5.75% 7/15/2029 (d)(m)	2,665,000	2,613,251
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)	885,000	955,911
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	11,250,000	10,064,693
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	6,225,000	5,172,463
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	930,000	839,329
DaVita Inc 3.75% 2/15/2031 (d)(m)	2,995,000	2,777,287
DaVita Inc 4.625% 6/1/2030 (d)	3,105,000	3,011,657
DaVita Inc 6.75% 7/15/2033 (d)	2,340,000	2,431,529
DaVita Inc 6.875% 9/1/2032 (d)(m)	1,535,000	1,597,210
HealthEquity Inc 4.5% 10/1/2029 (d)	1,005,000	987,550
Molina Healthcare Inc 3.875% 5/15/2032 (d)	3,095,000	2,789,706
Molina Healthcare Inc 6.25% 1/15/2033 (d)	945,000	947,142
Tenet Healthcare Corp 4.375% 1/15/2030	1,785,000	1,749,146
Tenet Healthcare Corp 5.5% 11/15/2032 (d)	1,365,000	1,386,630
Tenet Healthcare Corp 6% 11/15/2033 (d)	760,000	784,721
Tenet Healthcare Corp 6.125% 10/1/2028 (m)	6,424,000	6,451,816
Tenet Healthcare Corp 6.125% 6/15/2030	3,005,000	3,071,534
Tenet Healthcare Corp 6.75% 5/15/2031	4,505,000	4,693,678
Tenet Healthcare Corp 6.875% 11/15/2031	330,000	357,759
		53,809,082
Health Care Technology - 0.1%
IQVIA Inc 6.5% 5/15/2030 (d)	1,875,000	1,950,686
Pharmaceuticals - 1.8%
1261229 BC Ltd 10% 4/15/2032 (d)	9,960,000	10,296,797
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)(m)	1,665,000	1,758,701
Bausch Health Americas Inc 8.5% 1/31/2027 (d)	2,025,000	2,016,372
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	3,200,000	2,352,000
Bausch Health Cos Inc 5.25% 2/15/2031 (d)	430,000	290,250
Endo Finance Holdings Inc 8.5% 4/15/2031 (d)(m)	2,040,000	2,122,163
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,980,000	1,954,646
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(m)	3,505,000	3,415,855
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)	5,290,000	4,430,136
		28,636,920
TOTAL HEALTH CARE		94,307,523

Industrials - 10.4%
Aerospace & Defense - 2.6%
ATI Inc 4.875% 10/1/2029 (m)	1,355,000	1,352,138
ATI Inc 5.125% 10/1/2031 (m)	845,000	846,609
ATI Inc 5.875% 12/1/2027	3,080,000	3,084,860
Moog Inc 4.25% 12/15/2027 (d)	735,000	730,790
OneSky Flight LLC 8.875% 12/15/2029 (d)	1,315,000	1,391,655
TransDigm Inc 4.625% 1/15/2029	7,640,000	7,546,055
TransDigm Inc 6% 1/15/2033 (d)	1,545,000	1,579,769
TransDigm Inc 6.25% 1/31/2034 (d)	590,000	611,735
TransDigm Inc 6.375% 3/1/2029 (d)	5,295,000	5,453,850
TransDigm Inc 6.375% 5/31/2033 (d)	7,630,000	7,820,719
TransDigm Inc 6.625% 3/1/2032 (d)	2,260,000	2,348,983
TransDigm Inc 6.75% 1/31/2034 (d)	2,740,000	2,862,861
TransDigm Inc 6.875% 12/15/2030 (d)	4,785,000	4,988,286
		40,618,310
Building Products - 1.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	505,000	504,347
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	2,495,000	2,543,687
Builders FirstSource Inc 6.375% 3/1/2034 (d)(m)	4,695,000	4,883,349
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	5,265,000	5,456,399
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)(m)	1,815,000	1,899,747
Masterbrand Inc 7% 7/15/2032 (d)(m)	1,055,000	1,088,396
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	1,065,000	1,087,954
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)	590,000	557,152
		18,021,031
Commercial Services & Supplies - 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	2,580,000	2,529,732
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	6,875,000	7,238,393
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	1,478,000	1,451,556
Artera Services LLC 8.5% 2/15/2031 (d)	2,915,000	2,519,861
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	3,600,000	3,530,365
Brink's Co/The 6.5% 6/15/2029 (d)	3,080,000	3,180,294
Brink's Co/The 6.75% 6/15/2032 (d)(m)	2,620,000	2,732,343
CoreCivic Inc 8.25% 4/15/2029	2,225,000	2,344,089
GEO Group Inc/The 10.25% 4/15/2031	2,345,000	2,573,164
GEO Group Inc/The 8.625% 4/15/2029	1,385,000	1,459,443
Madison IAQ LLC 4.125% 6/30/2028 (d)	2,070,000	2,030,687
Madison IAQ LLC 5.875% 6/30/2029 (d)	3,300,000	3,263,579
Neptune Bidco US Inc 10.375% 5/15/2031 (d)	6,955,000	7,031,762
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	2,650,000	2,630,125
OT Midco Inc 10% 2/15/2030 (d)	2,155,000	854,031
Reworld Holding Corp 4.875% 12/1/2029 (d)	1,355,000	1,284,006
		46,653,430
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (d)	1,425,000	1,396,555
Pike Corp 5.5% 9/1/2028 (d)	5,095,000	5,082,263
		6,478,818
Electrical Equipment - 0.8%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (d)	1,850,000	1,616,912
Sensata Technologies BV 4% 4/15/2029 (d)	3,061,000	2,988,776
Vertiv Group Corp 4.125% 11/15/2028 (d)	3,180,000	3,152,452
WESCO Distribution Inc 6.625% 3/15/2032 (d)(m)	4,695,000	4,924,539
		12,682,679
Ground Transportation - 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)	1,470,000	1,424,892
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	4,075,000	4,190,212
Uber Technologies Inc 4.5% 8/15/2029 (d)	6,660,000	6,654,636
		12,269,740
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(f)	2,615,000	2,829,814
Passenger Airlines - 0.2%
Allegiant Travel Co 7.25% 8/15/2027 (d)	1,191,000	1,206,013
United Airlines Inc 4.625% 4/15/2029 (d)	1,650,000	1,641,652
		2,847,665
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	1,585,000	1,663,706
CACI International Inc 6.375% 6/15/2033 (d)	1,745,000	1,819,170
		3,482,876
Trading Companies & Distributors - 1.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(m)	2,460,000	2,490,770
FTAI Aviation Investors LLC 7% 5/1/2031 (d)	2,740,000	2,870,287
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(m)	2,150,000	2,254,918
Herc Holdings Inc 7% 6/15/2030 (d)	2,395,000	2,514,108
Herc Holdings Inc 7.25% 6/15/2033 (d)(m)	2,455,000	2,598,983
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)	750,000	772,713
United Rentals North America Inc 6.125% 3/15/2034 (d)	3,420,000	3,571,848
		17,073,627
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)	1,685,000	1,763,470
TOTAL INDUSTRIALS		164,721,460

Information Technology - 3.7%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp 6.625% 8/1/2026	1,255,000	1,093,298
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)	1,385,000	1,372,579
Lightning Power LLC 7.25% 8/15/2032 (d)	1,260,000	1,337,081
TTM Technologies Inc 4% 3/1/2029 (d)	2,215,000	2,145,359
		4,855,019
IT Services - 0.9%
ASGN Inc 4.625% 5/15/2028 (d)	4,030,000	3,948,249
CoreWeave Inc 9% 2/1/2031 (d)	2,905,000	2,628,717
CoreWeave Inc 9.25% 6/1/2030 (d)	4,695,000	4,331,633
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	2,235,000	2,234,907
Sabre GLBL Inc 11.125% 7/15/2030 (d)(m)	1,395,000	1,206,591
		14,350,097
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp 3.875% 9/1/2028 (d)	4,260,000	4,152,793
Synaptics Inc 4% 6/15/2029 (d)(m)	1,210,000	1,162,466
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (f)	285,369	231,149
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(f)	693,611	759,504
		6,305,912
Software - 1.8%
Cloud Software Group Inc 6.625% 8/15/2033 (d)	2,200,000	2,196,104
Cloud Software Group Inc 8.25% 6/30/2032 (d)	3,215,000	3,386,675
Cloud Software Group Inc 9% 9/30/2029 (d)	3,300,000	3,404,059
Elastic NV 4.125% 7/15/2029 (d)	1,275,000	1,229,620
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	3,230,000	3,274,102
NCR Voyix Corp 5.125% 4/15/2029 (d)	517,000	512,176
UKG Inc 6.875% 2/1/2031 (d)	5,255,000	5,425,020
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	8,340,000	8,775,232
		28,202,988
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	1,600,000	1,647,510
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	1,445,000	1,535,096
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)	1,560,000	1,661,812
		4,844,418
TOTAL INFORMATION TECHNOLOGY		59,651,732

Materials - 3.9%
Chemicals - 2.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(f)	8,376,441	7,308,446
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	2,445,000	2,444,877
Chemours Co/The 4.625% 11/15/2029 (d)(m)	3,910,000	3,492,785
Chemours Co/The 5.375% 5/15/2027	1,465,000	1,464,847
Chemours Co/The 8% 1/15/2033 (d)(m)	2,205,000	2,145,221
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)	3,880,000	3,790,052
LSB Industries Inc 6.25% 10/15/2028 (d)	270,000	268,647
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	3,105,000	3,091,001
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	2,030,000	2,038,729
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,495,000	1,397,551
Tronox Inc 4.625% 3/15/2029 (d)	2,210,000	1,427,550
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	2,024,000	2,005,475
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	2,800,000	2,635,889
		33,511,070
Construction Materials - 0.4%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	2,730,000	2,834,818
Quikrete Holdings Inc 6.75% 3/1/2033 (d)	2,730,000	2,842,577
		5,677,395
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(n)	1,165,000	1,185,245
Berry Global Inc 4.875% 7/15/2026 (d)	631,000	631,162
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,170,000	1,183,883
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	2,485,000	2,507,401
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(m)	1,985,000	1,988,114
Crown Americas LLC 5.875% 6/1/2033 (d)(m)	2,730,000	2,794,818
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	1,430,000	1,426,744
		11,717,367
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (d)	2,720,000	2,663,530
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	555,000	588,086
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	910,000	966,543
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)(m)	1,695,000	1,608,292
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(m)	4,035,000	4,136,061
Commercial Metals Co 3.875% 2/15/2031	1,125,000	1,064,219
		11,026,731
TOTAL MATERIALS		61,932,563

Real Estate - 2.4%
Diversified REITs - 0.8%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	4,860,000	4,482,153
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)(m)	2,135,000	2,104,556
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	4,665,000	4,427,849
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)	2,450,000	2,349,249
		13,363,807
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	700,000	513,203
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,280,000	1,237,054
		1,750,257
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(m)	925,000	944,368
Real Estate Management & Development - 1.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	3,405,000	3,173,506
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	3,360,000	3,231,396
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	1,440,000	1,564,351
Kennedy-Wilson Inc 4.75% 3/1/2029	2,565,000	2,478,300
Kennedy-Wilson Inc 5% 3/1/2031 (m)	2,565,000	2,460,989
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	3,070,000	3,136,149
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (d)	1,185,000	1,166,031
		17,210,722
Specialized REITs - 0.3%
Millrose Properties Inc 6.25% 9/15/2032 (d)	2,860,000	2,892,307
Millrose Properties Inc 6.375% 8/1/2030 (d)	1,555,000	1,586,299
SBA Communications Corp 3.125% 2/1/2029	730,000	697,755
		5,176,361
TOTAL REAL ESTATE		38,445,515

Utilities - 4.0%
Electric Utilities - 3.9%
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	3,240,000	3,239,225
DPL LLC/Ohio 4.35% 4/15/2029	5,810,000	5,702,803
Hawaiian Electric Co Inc 6% 10/1/2033 (d)	1,270,000	1,285,920
NRG Energy Inc 3.875% 2/15/2032 (d)(m)	132,000	123,365
NRG Energy Inc 5.75% 1/15/2034 (d)	3,800,000	3,830,465
NRG Energy Inc 6% 1/15/2036 (d)	3,800,000	3,859,250
NRG Energy Inc 6% 2/1/2033 (d)	3,495,000	3,569,084
NRG Energy Inc 6.25% 11/1/2034 (d)	3,495,000	3,601,699
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	268,253
Pacific Gas and Electric Co 3.95% 12/1/2047	2,370,000	1,791,645
Pacific Gas and Electric Co 4.95% 7/1/2050	14,500,000	12,514,745
PG&E Corp 5.25% 7/1/2030	15,085,000	14,941,464
PG&E Corp 7.375% 3/15/2055 (f)	1,257,000	1,299,554
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	2,000,000	2,002,418
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(m)	2,455,000	2,572,626
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(m)	2,075,000	2,169,579
		62,772,095
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (d)	1,650,000	1,698,162
Sunnova Energy Corp 5.875% (d)(i)(j)	2,820,000	7,050
		1,705,212
TOTAL UTILITIES		64,477,307

TOTAL UNITED STATES		1,063,233,753
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)	1,065,000	1,098,270
First Quantum Minerals Ltd 8% 3/1/2033 (d)	1,380,000	1,453,524
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	1,530,000	1,615,267

TOTAL ZAMBIA		4,167,061
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,209,427,509)		1,208,853,207

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.45% (d)(f)(o)	2,560,000	2,750,924
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.2%
Sumitomo Mitsui Financial Group Inc 6.45% (f)(o)	2,740,000	2,867,632
Capital Markets - 0.1%
Nomura Holdings Inc 7% (f)(o)	2,055,000	2,168,582
TOTAL JAPAN		5,036,214
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.6% (d)(f)(o)	1,680,000	1,726,899
UBS Group AG 7% (d)(f)(o)	1,530,000	1,586,579

TOTAL SWITZERLAND		3,313,478
UNITED KINGDOM - 0.2%
Financials - 0.2%
Banks - 0.2%
Barclays PLC 7.625% (f)(o)	1,180,000	1,264,510
HSBC Holdings PLC 6.95% (f)(o)	1,415,000	1,494,179

TOTAL UNITED KINGDOM		2,758,689
UNITED STATES - 0.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Sunoco LP 7.875% (d)(f)(o)	4,950,000	5,116,310
Financials - 0.6%
Banks - 0.6%
Bank of America Corp 6.25% (f)(o)	3,180,000	3,235,018
Citigroup Inc 6.75% (f)(o)	3,592,000	3,630,108
Citigroup Inc 6.875% (f)(o)	2,982,000	3,061,098
		9,926,224
TOTAL UNITED STATES		15,042,534
TOTAL PREFERRED SECURITIES (Cost $27,835,038)		28,901,839

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.02	58,423,351	58,435,035
Fidelity Securities Lending Cash Central Fund (q)(r)	4.02	81,222,507	81,230,629
TOTAL MONEY MARKET FUNDS (Cost $139,665,664)			139,665,664

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $1,626,020,058)	1,651,543,841
NET OTHER ASSETS (LIABILITIES) - (3.7)% (p)	(58,953,069)
NET ASSETS - 100.0%	1,592,590,772

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	269	3/20/2026	30,489,469	139,982	139,982

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,327,052 or 2.3% of net assets.

(c)	Affiliated fund.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,043,401,657 or 65.5% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $444,895 and $448,437, respectively.

(l)	Non-income producing.
(m)	Security or a portion of the security is on loan at period end.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Includes $545,625 of cash collateral to cover margin requirements for futures contracts.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 11/12/2025	36,731,584

New Cotai LLC / New Cotai Capital Corp	9/11/2020	6,590,796

Northeast Grocery Inc	11/8/2021	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,029,555	189,512,615	188,107,213	628,980	78	-	58,435,035	58,423,351	0.1%
Fidelity Securities Lending Cash Central Fund	134,549,715	75,081,475	128,400,453	94,110	(108)	-	81,230,629	81,222,507	0.3%
Total	191,579,270	264,594,090	316,507,666	723,090	(30)	-	139,665,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	34,249,390	1,220,226	-	1,220,226	-	(802,360)	34,667,256	3,707,926
	34,249,390	1,220,226	-	1,220,226	-	(802,360)	34,667,256

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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